Related Party Transactions - Schedule of Related Parties and Relationship (Details)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Names of related parties	Semilux International Ltd.(SELX)
Relationship with the Company	Parent Company